ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
VAT and other tax payables	¥ 31,623	¥ 29,995
Accrued payroll and employee benefits	88,713	59,512
Others	64,310	28,360
Total	¥ 184,646	¥ 117,867